EMPLOYEE BENEFIT PLANS (Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year					$ 16,700
Service cost	$ 10,064	$ 5,790	$ 24,743	$ 17,369	24,298	$ 19,407	$ 14,794
Interest cost	772	710	2,323	2,126	2,974	2,404	992
Expected return on plan assets	(1,234)	(830)	(3,447)	(2,489)	(3,422)	(2,156)	(550)
Amortization of prior service costs	13	13	39	39	53	39	11
Amortization of loss	328	311	716	933	1,228	1,033	421
Net periodic benefit cost	9,943	5,994	24,374	17,978	25,131	20,727	15,668
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	304	243	743	731	967	1,099	726
Interest cost	131	134	398	403	558	520	334
Expected return on plan assets					0	0	0
Amortization of prior service costs	161	76	379	228	326	258	0
Amortization of loss	0	0	0	0	0	(4)	0
Net periodic benefit cost	$ 596	$ 453	$ 1,520	$ 1,362	$ 1,851	$ 1,873	$ 1,060